DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			4 Months Ended	6 Months Ended	12 Months Ended
	Nov. 25, 2020 USD ($) $ / shares shares	Nov. 23, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) Business $ / shares	Dec. 31, 2021 USD ($) Business $ / shares
Proceeds from Issuance of Equity [Abstract]
Gross proceeds			$ 169,050,000		$ 0
Proceeds from sale of Private Placement Warrants			8,037,500		0
Net proceeds from Initial Public Offering and Private Placement	$ 22,837,500	$ 175,087,500	$ 175,087,501		0
Net proceeds from Initial Public Offering and Private Placement (in dollars per share) | $ / shares		$ 10.15
Aggregate amount held in Trust Account	175,087,500
Transaction costs	10,050,665
Underwriting fees	3,450,000
Deferred underwriting fees	6,037,500			$ 6,037,500	$ 6,037,500
Other offering costs	$ 563,165
Number of business days calculated in Trust Account				2 days	2 days
Percentage of Public Shares that can be redeemed without prior consent				15.00%	15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period				100.00%	100.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period				10 days	10 days
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from Initial Public Offering and Private Placement (in dollars per share) | $ / shares				$ 10.15	$ 10.15
Amount of interest to pay dissolution expenses				$ 100,000	$ 100,000
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Redemption price (in dollars per share) | $ / shares				$ 10.15
Number of operating businesses included in initial Business Combination | Business				1	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination				80.00%	80.00%
Post-transaction ownership percentage of the target business				50.00%	50.00%
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares	728,925	6,859,505
Proceeds from sale of Private Placement Warrants	$ 787,500	$ 7,250,000
Private Placement Warrant [Member] | Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares	$ 1	$ 1
Warrants issued (in shares) | shares	450,000	5,000,000
Proceeds from sale of Private Placement Warrants		$ 5,000,000
Private Placement Warrant [Member] | Jefferies LLC [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares	$ 1.21	$ 1.21
Warrants issued (in shares) | shares	278,925	1,859,505
Proceeds from sale of Private Placement Warrants		$ 2,250,000
IPO [Member]
Proceeds from Issuance of Equity [Abstract]
Gross proceeds					$ 175,087,500
IPO [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares		15,000,000
Share price (in dollars per share) | $ / shares		$ 10
Gross proceeds		$ 150,000,000
Redemption price (in dollars per share) | $ / shares		$ 10.15
Private Placement [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares	728,925	6,859,505
Proceeds from sale of Private Placement Warrants	$ 787,500	$ 7,250,000
Private Placement [Member] | Private Placement Warrant [Member] | Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares	$ 1	$ 1
Private Placement [Member] | Private Placement Warrant [Member] | Jefferies LLC [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares	$ 1.21	$ 1.21
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	2,250,000
Share price (in dollars per share) | $ / shares	$ 10
Gross proceeds	$ 22,500,000